DECHERT PRICE & RHOADS
                     1500 K Street, N.W.
                Washington, D.C.  20005-1208

                 Telephone:  (202) 626-3300
                    Fax:  (202) 626-3334



February 5, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  PIMCO Funds
            (File No.  33-12113)

Dear Sir or Madam:

     Attached for electronic filing pursuant to Rule 497(e) of the Securities Act of 1933 are the supplemented
Prospectus and Statement of Additional Information relating to PIMCO Advisors Institutional Funds, each dated February
5, 1996. Please note that the Prospectus and Statement of Additional Information are incorporated by reference from File No. 33-12113 filed pursuant to Rule 497(e) under the Securities Act of 1933 on November 27, 1995.

Sincerely,



/s/Keith T. Robinson

Attachment

              SUPPLEMENT DATED FEBRUARY 5, 1996
    TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                  DATED OCTOBER 1, 1995 OF
                         PIMCO FUNDS


Non-fundamental restriction (I) on page 22 of the Prospectus and page 38 of the Statement of Additional Information has been amended to read as follows:

[A Fund may not]

(I) borrow money (excluding dollar rolls and reverse repurchase agreements, which are subject to the Fund's fundamental borrowing restriction), except for temporary administrative purposes;

     The Prospectus and Statement of Additional Information is incorporated by reference from File No. 33-12113 filed pursuant to Rule 497(e) under the Securities Act of 1933 on November 27, 1995